Capital [Member] Expense Example - Capital - MUNICASH - Capital Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	$ 446